Investments in Companies Accounted for at Equity Method (Details) - Schedule of statement of financial position - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in Companies Accounted for at Equity Method (Details) - Schedule of statement of financial position [Line Items]
Current assets	$ 1,160,870	$ 965,504
Noncurrent liabilities	(12,191)	(8,311)
Total equity	1,108,543	896,334	$ 805,397	$ 772,922
Working capital	10,254	8,393
Goodwill	872,424	724,193
Company’s carrying amount of the investment in TSG	28,311	26,021
Tsg [Member]
Investments in Companies Accounted for at Equity Method (Details) - Schedule of statement of financial position [Line Items]
Current assets	51,056	48,340
Noncurrent assets excluding goodwill	4,810	5,507
Current liabilities	(26,201)	(28,436)
Noncurrent liabilities	(8,414)	(8,625)
Total equity	21,251	16,786
Accumulated cost of share-based payment	(743)
Working capital	$ 20,508	$ 16,786
Company’s share in TSG	50.00%	50.00%
Excess cost of intangible assets net of deferred tax	$ 7,075	$ 7,787
Goodwill	9,836	9,836
Company’s carrying amount of the investment in TSG	$ 27,165	$ 26,016